Other (Expenses)/Income	12 Months Ended
Dec. 31, 2024
Other (Expenses)/Income [Abstract]
Other (expenses)/income

19. Other (expenses)/income

	For the year ended December 31,
	2022	2023	2024
	MYR	MYR	MYR	USD
Government grants (note (a))	28,000	–	–	–
Interest income	–	1,544	316	71
Foreign exchange loss	–	(9,591)	(121,774)	(27,246)
Other (expenses)/income	(84,743)	42,140	294,751	65,947
Total other (expenses)/income	(56,743)	34,093	173,293	38,772

Note:

(a)	The Group obtained bioagrotech and biopharmaceutical employability grants of MYR 28,000 during the year ended December 31, 2022. Government grant represented conditional cash subsidies received from the local government for the purpose of enhancing the employability of graduates by employing them for internship. There are no unfulfilled conditions or contingencies relating to such government grants income recognized. The government grant is not guaranteed to be available on an ongoing basis.